FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net investment hedges, Narrative (Details) € in Millions, number in Millions, $ in Millions					12 Months Ended
	Nov. 26, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 18, 2018 USD ($)	Jan. 14, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	May 27, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Gains on hedges of net investments in foreign operations, net of tax					$ 109
Net investment hedge
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €						€ 8,070
Nominal amount of the hedging instrument					8,288	8,288		6,931
Hedging instrument, liabilities					$ 7,818	€ 6,922		$ 6,019
Net investment hedge | Cross Currency Swap, 375 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €												€ 303
Nominal amount of the hedging instrument												375
Deferred gain (loss) on net investment hedge				$ 83
Deferred gain on net investment hedge, tax				$ 24
Net investment hedge | Cross Currency Swap, 1,000 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €											€ 918
Nominal amount of the hedging instrument											1,000
Financial instruments designated as hedging instruments, fair value loss					41			101
Hedging instrument deferred tax					$ 12			$ 28
Net investment hedge | Cross Currency Swap, 500 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument								500			500
Deferred gain (loss) on net investment hedge		$ (16)
Financial instruments designated as hedging instruments, fair value loss								$ 35		$ 64
Net investment hedge | Cross Currency Swap, 100 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €									€ 81
Nominal amount of the hedging instrument									100
Deferred gain (loss) on net investment hedge			$ 8
Net investment hedge | Cross Currency Swap, 200 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item, assets | €							€ 178
Nominal amount of the hedging instrument							200
Deferred gain (loss) on net investment hedge	$ 11